Share Based Compensation Expenses (Details) - USD ($)		12 Months Ended
	Apr. 24, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share Based Compensation Expenses [Line Items]
Exercise of options (in Shares)	1,562,500
Exercise price (in Dollars per share)	$ 2
Options vest over a period		3 years
Weighted average fair value per share (in Dollars per share)		$ 3.36
Share based compensation expenses		$ 1,871,499
Directors [Member]
Share Based Compensation Expenses [Line Items]
Percentage of shares outstanding		9.00%
Ordinary shares non vested (in Shares)		1,406,250
IPO [Member]
Share Based Compensation Expenses [Line Items]
Percentage of shares outstanding	10.00%	10.00%